Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities recorded at fair value on a recurring basis

		Fair Value Measurements
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2015
Assets:
Government sponsored enterprises	$73,497	$0	73,497	$0
Asset-backed securities	128,851	0	128,851	0
Obligations of states and political subdivisions	32,706	0	32,706	0
Mortgage servicing rights	2,847	0	0	2,847
Total	$237,901	$0	$235,054	$2,847

December 31, 2014
Assets:
Government sponsored enterprises	$57,099	$0	57,099	$0
Asset-backed securities	106,462	0	106,462	0
Obligations of states and political subdivisions	35,437	0	35,437	0
Mortgage servicing rights	2,762	0	0	2,762
Total	$201,760	$0	$198,998	$2,762

Schedule of summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis

Fair Value Measurements Using
Significant Unobservable Inputs
(Level 3)
(in thousands)	Mortgage Servicing Rights
Balance at December 31, 2013	$3,036
Total gains or losses (realized/unrealized):
Included in earnings	(576)
Included in other comprehensive income	0
Purchases	0
Sales	0
Issues	302
Settlements	0
Balance at December 31, 2014	$2,762
Total gains or losses (realized/unrealized):
Included in earnings	(301)
Included in other comprehensive income	0
Purchases	0
Sales	0
Issues	386
Settlements	0
Balance at December 31, 2015	$2,847

Schedule of quantitative Information about Level 3 Fair Value Measurements

	Quantitative Information about Level 3 Fair Value Measurements
	Valuation Technique	Unobservable Inputs	Input Value
			2015	2014
Mortgage servicing rights	Discounted cash flows	Weighted average constant prepayment rate	9.58%	10.54%
		Weighted average discount rate	9.16%	9.21%
		Weighted average expected life (in years)	5.90	5.70

Schedule of valuation methods for instruments measured at fair value on a nonrecurring basis

	Fair Value Measurements Using
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Total	Assets	Inputs	Inputs	Total Gains
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)	(Losses)*
December 31, 2015
Assets:
Impaired loans:
Commercial, financial, & agricultural	$272	$0	$0	$272	$(920)
Real estate construction - residential	0	0	0	0	0
Real estate construction - commercial	87	0	0	87	(10)
Real estate mortgage - residential	3,336	0	0	3,336	(567)
Real estate mortgage - commercial	369	0	0	369	(322)
Consumer	125	0	0	125	(66)
Total	$4,189	$0	$0	$4,189	$(1,885)
Other real estate owned and repossessed assets	$15,992	$0	$0	$15,992	$118

December 31, 2014
Assets:
Impaired loans:
Commercial, financial, & agricultural	$1,386	$0	$0	$1,386	$(1,105)
Real estate construction - residential	0	0	0	0	(350)
Real estate construction - commercial	0	0	0	0	(491)
Real estate mortgage - residential	3,322	0	0	3,322	(332)
Real estate mortgage - commercial	809	0	0	809	(2,937)
Consumer	172	0	0	172	(148)
Total	$5,689	$0	$0	$5,689	$(5,363)
Other real estate owned and repossessed assets	$11,885	$0	$0	$11,885	$(1,870)

*	Total gains (losses) reported for other real estate owned and repossessed assets includes charge-offs, valuation write-downs, and net losses taken during the periods reported.